Financial Instruments - Schedule of Financial Instruments (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash	€ 1,531,994	€ 2,293,518
Total	2,573,838	2,858,701
Financial liabilities
Deferred revenue	291,141	481,912
Loan payable	140,666	226,077
Lease liabilities	565,026	708,922
Total	5,789,377	5,282,619
Outside parties [Member]
Financial assets
Trade and other receivables	889,022	553,750
Financial liabilities
Trade and other payables	4,374,689	3,486,537
Loan payable	221,963	325,202
Related parties [Member]
Financial assets
Trade and other receivables	152,822	11,433
Financial liabilities
Trade and other payables	260,004	181,507
Loan payable	€ 76,554	€ 98,539